INCOME TAXES (Schedule of Income Tax Rates of Groups Subsidiaries) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC [Member]
Income Tax Examination [Line Items]
Income tax rates		25.00%	25.00%	25.00%
Hong Kong [Member]
Income Tax Examination [Line Items]
Income tax rates		16.50%	16.50%	16.50%
Germany [Member]
Income Tax Examination [Line Items]
Income tax rates		29.13%	29.13%	29.13%
Malaysia [Member]
Income Tax Examination [Line Items]
Income tax rates		25.00%	25.00%	25.00%
South Korea [Member]
Income Tax Examination [Line Items]
Income tax rates		22.00%	22.00%	22.00%
USA [Member]
Income Tax Examination [Line Items]
Income tax rates	[1]	35.00%	35.00%	35.00%

[1]	The U.S. Tax Reform reduced the tax rate from 35% to 21% for taxable years beginning January 1, 2018